Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	$ (5,059)	$ 454	$ (2,183)		$ 2,236
Total realized loss on derivative financial instruments	(276)	746	(204)	$ 12,912
Ineffective portion of derivative financial instruments accounted for as hedges	8	10	16		14
Loss (gain) on derivative financial instruments	55	(12)	172	1,212	$ 1,212
Gain (loss) on derivative instruments	(221)	734	(32)	14,124
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(661)	746	(881)	832
Total realized loss on derivative financial instruments	452	0	872	12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(209)	746	(9)	13,502
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total realized loss on derivative financial instruments	0	0	0	(144)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	67	0	182	0
Total realized loss on derivative financial instruments	0	0	13	553
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(728)	746	(1,063)	832
Total realized loss on derivative financial instruments	452	0	859	12,261
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	$ (12)	$ (12)	$ (23)	$ 622